Subsequent Events (Tables)	12 Months Ended
Jan. 31, 2014
Subsequent Events [Abstract]
Schedule of dividends payable
For fiscal 2015, the annual dividend will be paid in four quarterly installments of $0.48 per share, according to the following record and payable dates:

Record Date	Payable Date
March 11, 2014	April 1, 2014
May 9, 2014	June 2, 2014
August 8, 2014	September 3, 2014
December 5, 2014	January 5, 2015